Financial risk management - Schedule of changes in level 3 financial instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities) at beginning of period	£ 5,227
Financial assets (liabilities) at end of period	2,569	£ 5,227
Level 3
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities) at beginning of period	323	406
Net gains/(losses) for the year	76	(118)
Purchases	30	45
Settlements	(42)	(19)
Reclassification/transfer out of level 3	0	9
Financial assets (liabilities) at end of period	387	323
Level 3 | Financing derivatives
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities) at beginning of period	(64)	(64)
Net gains/(losses) for the year	4	0
Purchases	0	0
Settlements	0	0
Reclassification/transfer out of level 3	0	0
Financial assets (liabilities) at end of period	(60)	(64)
Gain (loss) on assets held at end of year	4	0
Level 3 | Commodity contract derivatives
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities) at beginning of period	(20)	(13)
Net gains/(losses) for the year	51	(41)
Purchases	0	0
Settlements	(34)	25
Reclassification/transfer out of level 3	0	9
Financial assets (liabilities) at end of period	(3)	(20)
Gain (loss) on assets held at end of year	(2)	(6)
Level 3 | Other
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities) at beginning of period	407	483
Net gains/(losses) for the year	21	(77)
Purchases	30	45
Settlements	(8)	(44)
Reclassification/transfer out of level 3	0	0
Financial assets (liabilities) at end of period	£ 450	£ 407